Taxes Payable and Amounts to be Refunded to Customers - Schedule of Taxes and Amounts to be Restituted to Customers (Parenthetical) (Details) R$ in Millions	1 Months Ended
Dec. 31, 2022 BRL (R$)
Taxes Payable and Amounts to be Refunded to Customers
Amount of provisioned to be returned to consumers	R$ 341